Leases - Schedule of Other Information Related to Operating Leases (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lease expense	$ 14	$ 10
Lease payments made	$ 13	$ 8
Weighted-average remaining lease term (in years)	7 years	8 years
Weighted-average discount rate (as a percent)	2.60%	2.70%